Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Prepayments	42,120	272,859	42,122
Rental deposits	843	10,051	1,552
Staff advances	2,435	6,529	1,008
Interest receivable	12,040	9,944	1,535
Receivables from third-party payment platform	12,283	4,598	710
Other receivables	4,190	34,696	5,356

	73,911	338,677	52,283